Major maintenance provision (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2015 MXN ($)
Major maintenance provision.
Discount rate	9.67%		8.85%	9.42%	9.67%
Major maintenance of concessioned assets			$ 857,624	$ 669,653		$ 603,703
Additions		$ 225,244	285,755	168,804
Disbursements	$ (7,088)	(139,320)	(97,784)	(102,854)
Short-term			232,645	160,607	$ 224,982
Long-term	$ 36,556		624,979	509,046	$ 718,566
Present value of major maintenance provision		$ 23,392	$ 5,477	$ 94,072